DETAIL OF CERTAIN BALANCE SHEET ACCOUNTS	6 Months Ended
Jun. 30, 2012
DETAIL OF CERTAIN BALANCE SHEET ACCOUNTS

NOTE 4. DETAIL OF CERTAIN BALANCE SHEET ACCOUNTS

Inventories

Inventories consist of the following:

	As of June 30, 2012	As of December 31, 2011
Raw materials and components	$21,595,959	$33,050,569
Work-in-process	4,181,938	3,196,654
Finished goods	14,164,255	8,640,316

Total inventory, net	$39,942,152	$44,887,539

In May 2012, the Company began implementing a new restructuring plan designed to build upon the restructuring plan initiated in the third quarter of 2011 and further increase efficiencies across the organization and lower the overall cost structure. As part of this restructuring plan, the Company accelerated its focus on the next generation of products, which it expects to launch in the third quarter of 2012, and initiated the end-of-life planning for certain of its current generation of products. As a result, the Company recorded an inventory valuation allowance of $12.3 million related to components and products utilized in its current generation of products and a provision for losses on non-cancelable purchase commitments of $2.7 million related to such components for the three and six months ended June 30, 2012, which are included in cost of goods sold. As of June 30, 2012 and December 31, 2011, inventories are stated net of inventory allowances of $29.0 million and $19.7 million, respectively. The Company considered a number of factors in estimating the required inventory allowances, including (i) the focus of the business on the next generation of the Company’s products with lower cost technologies, (ii) the strategic focus on core products to meet the demands of key customers and (iii) the expected demand for the Company’s current generation of products approaching the end of their lifecycle upon the introduction of the next generation of products.

Property and Equipment, Net

Property and equipment, net consists of the following:

	As of June 30, 2012	As of December 31, 2011
Leasehold improvements	$1,768,879	$1,585,126
Office furniture and equipment	910,165	1,186,260
Computer hardware and software	6,561,274	6,365,630
Tooling, production and test equipment	18,349,924	16,058,742
Construction-in-process	2,711,757	1,546,524

Total property and equipment	30,301,999	26,742,282
Accumulated depreciation	(10,300,618)	(6,146,559)

Total property and equipment, net	$20,001,381	$20,595,723

Depreciation related to property and equipment was $2.3 million and $805,000 for the three months ended June 30, 2012 and 2011, respectively. Depreciation related to property and equipment was $4.2 million and $1.4 million for the six months ended June 30, 2012 and 2011, respectively.